Shareholder Report, Average Annual Return (Details) 192940_Aptus Deferred Income ETF_TF_TSR Annual {TF}	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus Deferred Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus Deferred Income ETF NAV
Average Annual Return, Percent	6.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.54%